Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Accounting Policies [Abstract]
Schedule of revenue recognition by product line
	Year ended March 31,
	2021	2022	2023
	$	$	$
Sale of products	9,168	12,351	10,201
Maintenance service income	-	14	41
	9,168	12,365	10,242

Schedule of revenue recognition at a point of time
	Year ended March 31,
	2021	2022	2023
	$	$	$
Revenue recognized at a point of time	9,168	12,351	10,201
Revenue recognized over time	-	14	41
	9,168	12,365	10,242

Schedule of movement of contract liabilities
	Year ended March 31,
	2022	2023
	$	$

At the beginning of the year	72	79
Deposits received	71	-
Recognized as revenue	(65)	(78)
Exchange	1	(1)
At the end of the year	79	-

Schedule of consolidated statement of operations
	Year ended March 31,
	2021	2022	2023
Items in the consolidated statement of operations:
Chinese Renminbi	6.83	6.44	6.83
Myanmar Kyat	1,365	1,729	1,995

Schedule of balance sheet items, except for equity accounts
	As of March 31,
	2022	2023
Balance sheet items, except for equity accounts
Chinese Renminbi	6.35	6.86
Myanmar Kyat	1,768	2,103

Schedule of gain or loss on deregistration
$
Net liability of ACIA as of April 1, 2022	(4)
Share of 49% by non-controlling interest as of April 1, 2022	(2)
Share of profit by non-controlling interest for the year ended March 31, 2023	2
Gain or loss on deregistration	(0)